Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

As of June 30, 2025 and December 31, 2024, accounts receivable consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Accounts receivable	$87,110	$77,853
Less: allowance for expected credit losses	(872)	(779)
Accounts receivables, net	$86,238	$77,074

Schedule of Allowance for Expected Credit Losses

For the six months ended June 30, 2025 and 2024, the movement of allowance for expected credit losses is as the following:

	As of June 30, 2025	As of June 30, 2024
Opening balance	$779	$820
Provision of allowance for expected credit losses	77	5
Foreign exchange adjustment	16	(19)
Ending balance	$872	$806